UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

June 1, 2006 to June 30, 2006

Commission File Number of issuing entity: 333-131327, 333-67076-02

CHASE ISSUANCE TRUST

(Issuing Entity of the Notes)

(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity: 033-50600-01

FIRST USA CREDIT CARD MASTER TRUST

(Issuing Entity of the First USA Collateral Certificate)

(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity: 000-28338-03

CHASE CREDIT CARD MASTER TRUST

(Issuing Entity of the Chase Collateral Certificate)

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 033-35084, 333-74303, 333-68236, 333-83484,

333- 103210, 000-19191

CHASE BANK USA, NATIONAL ASSOCIATION

(Exact name of depositor and sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entities)

N.A.

(I.R.S. Employer Identification No. of the issuing entities)

22-2382028

(I.R.S. Employer Identification No. of the depositor)

N.A.

(I.R.S. Employer Identification No. of the issuing entities)

22-2382028

(I.R.S. Employer Identification No. of the depositor)

CHASE ISSUANCE TRUST FIRST USA CREDIT CARD MASTER TRUST CHASE CREDIT CARD MASTER TRUST c/o Chase Bank USA, National Association White Clay Center Building 200 Route 273 Newark, Delaware	19711
(Address of principal executive offices of the issuing entities)	(Zip Code)

(302) 575-5000

(Telephone number, including area code)

N.A.

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

CHASEseries Class A Notes	☐	☐	☒	___________

CHASEseries Class B Notes	☐	☐	☒	___________

CHASEseries Class C Notes	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐.

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is provided in the distribution reports attached hereto as Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5.

PART II – OTHER INFORMATION

Item 9.	Exhibits.

Exhibit No.	Description

99.1	Monthly Information Officer’s Certificate

99.2	Asset Pool One Monthly Servicer’s Certificate

99.3	CHASEseries Monthly Noteholders’ Statement

99.4	First USA Credit Card Master Trust Monthly Certificateholders’ Statement

99.5	Chase Credit Card Master Trust Monthly Certificateholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHASE ISSUANCE TRUST FIRST USA CREDIT CARD MASTER TRUST CHASE CREDIT CARD MASTER TRUST (Issuing entities)

Date: July 17, 2006	By:	CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

/s/ Patricia Garvey
Name: Patricia Garvey
Title: Vice President